Debt - Lenders Put Option - Additional Information (Detail) - USD ($) $ in Millions		12 Months Ended
	May 03, 2016	Dec. 31, 2016	Dec. 31, 2015	May 23, 2014
Debt Instrument [Line Items]
Prepayment penalty		4.00%
Capital Royalty Partners Term Loan [Member] | Changes In Control [Member] | Put Option [Member]
Debt Instrument [Line Items]
Debt, Description of amount to be prepaid upon change in control or sale, qualified as embedded derivative		Upon a change in control or certain asset sales, the Term Loan was to be prepaid in an amount equal to the outstanding principal balance plus accrued and unpaid interest, taking into account a prepayment premium that started at 5% of the balance and decreased to 0% over time.
Fair value of the derivative liability				$ 0.6
Prepayment penalty		4.00%
Debt extinguished			$ 2.4
Prepayment extinguished debt	$ 2.4